Subsidiaries and Associates - Narrative (Details)	12 Months Ended
Mar. 31, 2025 associate subsidiary entity
Interests In Other Entities [Abstract]
Decrease in number of consolidated entities due to mergers and liquidations	11
Decrease in number of entities accounted for using the equity method due to a change of ownership ratio	1
Number of Company’s consolidated subsidiaries | subsidiary	158
Number of associates | associate	15